Note 11 - Inventories	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventories [text block]
NOTE 11 .	INVENTORIES

[US$ thousands]	As of December 31,
Inventories	2018	2019
Handsets	-	7,656
Prepaid airtime	-	96
Total	-	7,752

Inventories were measured at cost.
No
items of inventory were written down to net realizable value. The cost of inventory sold in the period is recognized as Cost of revenue. See Note
7
for more details.